TRADE PAYABLES AND ACCRUED LIABILITIES	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES

11.	TRADE PAYABLES AND ACCRUED LIABILITIES

As at	March 31, 2025	December 31, 2024
Trade accounts payable	$439,814	$609,869
Accrued liabilities	2,044,535	1,789,318
	$2,484,349	$2,399,187

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2025

Expressed in Canadian Dollars (unaudited)